GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,620,672	Great-West Core Bond Fund Institutional Class(a)	$ 56,375,334
8,264,956	Great-West Global Bond Fund Institutional Class(a)	74,715,200
3,871,831	Great-West High Yield Bond Fund Institutional Class(a)	36,627,525
3,813,688	Great-West Inflation-Protected Securities Fund Institutional Class(a)	37,755,514
7,803,124	Great-West Multi-Sector Bond Fund Institutional Class(a)	74,675,896
5,538,081	Great-West Short Duration Bond Fund Institutional Class(a)	55,048,522
5,782,324	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	56,377,663

TOTAL BOND MUTUAL FUNDS — 47.48% (Cost $388,954,587)		$391,575,654
EQUITY MUTUAL FUNDS
1,521,467	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,856,393
1,724,562	Great-West International Growth Fund Institutional Class(a)	14,607,040
4,622,416	Great-West International Value Fund Institutional Class(a)	36,563,311
953,163	Great-West Invesco Small Cap Value Fund Institutional Class(a)	7,987,504
2,100,734	Great-West Large Cap Growth Fund Institutional Class(a)	22,393,820
1,058,814	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	8,004,636
Shares		Fair Value
Equity Mutual Funds — (continued)
3,376,241	Great-West Mid Cap Value Fund Institutional Class(a)	$ 29,913,496
2,937,906	Great-West Putnam Equity Income Fund Institutional Class(a)	27,910,104
4,194,426	Great-West Real Estate Index Fund Institutional Class(a)	41,357,043
622,155	Great-West Small Cap Growth Fund Institutional Class(a)	6,339,763
3,570,948	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	27,924,817
1,428,408	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,970,060

TOTAL EQUITY MUTUAL FUNDS — 30.05% (Cost $254,036,998)		$247,827,987
Account Balance
FIXED INTEREST CONTRACT
185,705,607(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	185,705,607

TOTAL FIXED INTEREST CONTRACT — 22.51% (Cost $185,705,607)		$185,705,607
TOTAL INVESTMENTS — 100.04% (Cost $828,697,192)		$825,109,248
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(355,889)
TOTAL NET ASSETS — 100.00%		$824,753,359

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,552,253	Great-West Core Bond Fund Institutional Class(a)	$ 25,599,095
3,748,436	Great-West Global Bond Fund Institutional Class(a)	33,885,865
1,754,844	Great-West High Yield Bond Fund Institutional Class(a)	16,600,826
1,728,696	Great-West Inflation-Protected Securities Fund Institutional Class(a)	17,114,089
3,543,186	Great-West Multi-Sector Bond Fund Institutional Class(a)	33,908,291
450,485	Great-West Short Duration Bond Fund Institutional Class(a)	4,477,816
2,625,988	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	25,603,387

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $156,100,177)		$157,189,369
EQUITY MUTUAL FUNDS
1,410,751	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,920,849
1,609,597	Great-West International Growth Fund Institutional Class(a)	13,633,285
4,312,712	Great-West International Value Fund Institutional Class(a)	34,113,555
881,888	Great-West Invesco Small Cap Value Fund Institutional Class(a)	7,390,219
1,953,065	Great-West Large Cap Growth Fund Institutional Class(a)	20,819,669
979,875	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,407,853
Shares		Fair Value
Equity Mutual Funds — (continued)
3,148,702	Great-West Mid Cap Value Fund Institutional Class(a)	$ 27,897,501
2,744,786	Great-West Putnam Equity Income Fund Institutional Class(a)	26,075,467
2,186,207	Great-West Real Estate Index Fund Institutional Class(a)	21,555,998
579,338	Great-West Small Cap Growth Fund Institutional Class(a)	5,903,459
3,341,105	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	26,127,444
1,325,920	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,111,207

TOTAL EQUITY MUTUAL FUNDS — 44.98% (Cost $222,404,952)		$213,956,506
Account Balance
FIXED INTEREST CONTRACT
104,753,132(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	104,753,132

TOTAL FIXED INTEREST CONTRACT — 22.02% (Cost $104,753,132)		$104,753,132
TOTAL INVESTMENTS — 100.04% (Cost $483,258,261)		$475,899,007
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(206,926)
TOTAL NET ASSETS — 100.00%		$475,692,081

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,290,945	Great-West Core Bond Fund Institutional Class(a)	$ 63,098,182
9,238,456	Great-West Global Bond Fund Institutional Class(a)	83,515,639
4,332,687	Great-West High Yield Bond Fund Institutional Class(a)	40,987,221
4,270,088	Great-West Inflation-Protected Securities Fund Institutional Class(a)	42,273,877
8,726,382	Great-West Multi-Sector Bond Fund Institutional Class(a)	83,511,476
1,090,201	Great-West Short Duration Bond Fund Institutional Class(a)	10,836,598
6,473,721	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	63,118,777

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $385,084,229)		$387,341,770
EQUITY MUTUAL FUNDS
6,645,803	Great-West Emerging Markets Equity Fund Institutional Class(a)	56,157,039
7,563,582	Great-West International Growth Fund Institutional Class(a)	64,063,541
20,280,845	Great-West International Value Fund Institutional Class(a)	160,421,483
4,137,288	Great-West Invesco Small Cap Value Fund Institutional Class(a)	34,670,477
9,180,911	Great-West Large Cap Growth Fund Institutional Class(a)	97,868,509
4,600,041	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	34,776,306
Shares		Fair Value
Equity Mutual Funds — (continued)
14,789,922	Great-West Mid Cap Value Fund Institutional Class(a)	$ 131,038,707
12,874,654	Great-West Putnam Equity Income Fund Institutional Class(a)	122,309,216
6,582,940	Great-West Real Estate Index Fund Institutional Class(a)	64,907,788
2,701,346	Great-West Small Cap Growth Fund Institutional Class(a)	27,526,711
15,668,221	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	122,525,490
6,220,641	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	52,128,968

TOTAL EQUITY MUTUAL FUNDS — 60.01% (Cost $1,005,141,986)		$968,394,235
Account Balance
FIXED INTEREST CONTRACT
258,542,723(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	258,542,723

TOTAL FIXED INTEREST CONTRACT — 16.02% (Cost $258,542,723)		$258,542,723
TOTAL INVESTMENTS — 100.04% (Cost $1,648,768,938)		$1,614,278,728
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(638,337)
TOTAL NET ASSETS — 100.00%		$1,613,640,391

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,789,147	Great-West Core Bond Fund Institutional Class(a)	$ 17,945,148
2,620,931	Great-West Global Bond Fund Institutional Class(a)	23,693,214
1,225,283	Great-West High Yield Bond Fund Institutional Class(a)	11,591,173
1,211,879	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,997,607
2,482,928	Great-West Multi-Sector Bond Fund Institutional Class(a)	23,761,617
1,552,810	Great-West Short Duration Bond Fund Institutional Class(a)	15,434,934
1,841,577	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	17,955,373

TOTAL BOND MUTUAL FUNDS — 18.05% (Cost $121,465,786)		$122,379,066
EQUITY MUTUAL FUNDS
3,460,143	Great-West Emerging Markets Equity Fund Institutional Class(a)	29,238,204
3,939,921	Great-West International Growth Fund Institutional Class(a)	33,371,134
10,581,460	Great-West International Value Fund Institutional Class(a)	83,699,350
2,155,216	Great-West Invesco Small Cap Value Fund Institutional Class(a)	18,060,710
4,783,687	Great-West Large Cap Growth Fund Institutional Class(a)	50,994,108
2,395,096	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,106,925
Shares		Fair Value
Equity Mutual Funds — (continued)
7,702,736	Great-West Mid Cap Value Fund Institutional Class(a)	$ 68,246,239
6,706,735	Great-West Putnam Equity Income Fund Institutional Class(a)	63,713,987
2,420,183	Great-West Real Estate Index Fund Institutional Class(a)	23,863,005
1,415,084	Great-West Small Cap Growth Fund Institutional Class(a)	14,419,706
8,164,990	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	63,850,220
3,245,307	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,195,669

TOTAL EQUITY MUTUAL FUNDS — 72.98% (Cost $516,017,875)		$494,759,257
Account Balance
FIXED INTEREST CONTRACT
61,039,625(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	61,039,625

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $61,039,625)		$61,039,625
TOTAL INVESTMENTS — 100.04% (Cost $698,523,286)		$678,177,948
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(274,386)
TOTAL NET ASSETS — 100.00%		$677,903,562

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,793,883	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 40,508,313
5,468,104	Great-West International Growth Fund Institutional Class(a)	46,314,839
14,654,869	Great-West International Value Fund Institutional Class(a)	115,920,014
2,993,269	Great-West Invesco Small Cap Value Fund Institutional Class(a)	25,083,597
6,626,566	Great-West Large Cap Growth Fund Institutional Class(a)	70,639,197
3,327,532	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	25,156,138
10,676,623	Great-West Mid Cap Value Fund Institutional Class(a)	94,594,881
9,294,787	Great-West Putnam Equity Income Fund Institutional Class(a)	88,300,475
2,062,217	Great-West Real Estate Index Fund Institutional Class(a)	20,333,458
Shares		Fair Value
Equity Mutual Funds — (continued)
1,945,946	Great-West Small Cap Growth Fund Institutional Class(a)	$ 19,829,190
11,319,523	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	88,518,673
4,496,524	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,680,872

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $704,686,457)		$672,879,647
TOTAL INVESTMENTS — 100.04% (Cost $704,686,457)		$672,879,647
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(251,981)
TOTAL NET ASSETS — 100.00%		$672,627,666

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2019, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,620,672	$48,357,930	$10,100,384	$5,208,285	$(5,810)	$3,125,305	$1,420,983	$56,375,334	6.84%
Great-West Global Bond Fund Institutional Class	8,264,956	66,072,722	12,855,821	5,403,896	(305,878)	1,190,553	1,623,118	74,715,200	9.06
Great-West High Yield Bond Fund Institutional Class	3,871,831	36,134,022	4,652,835	7,356,885	(412,143)	3,197,553	946,757	36,627,525	4.44
Great-West Inflation-Protected Securities Fund Institutional Class	3,813,688	32,928,762	6,385,013	3,264,866	(68,331)	1,706,605	378,420	37,755,514	4.58
Great-West Multi-Sector Bond Fund Institutional Class	7,803,124	66,246,809	10,126,156	7,031,393	(409,650)	5,334,324	1,876,490	74,675,896	9.05
Great-West Short Duration Bond Fund Institutional Class	5,538,081	42,872,975	14,746,009	3,949,159	(35,096)	1,378,697	1,153,920	55,048,522	6.67
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,782,324	48,380,039	10,871,408	5,388,413	(162,846)	2,514,629	1,138,367	56,377,663	6.84
					(1,399,754)	18,447,666	8,538,055	391,575,654	47.48
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,521,467	12,454,725	2,851,720	4,199,156	(656,529)	1,749,104	79	12,856,393	1.56
Great-West International Growth Fund Institutional Class	1,724,562	12,408,857	2,053,344	2,335,623	26,623	2,480,462	17,953	14,607,040	1.77
Great-West International Value Fund Institutional Class	4,622,416	28,658,275	8,979,114	6,253,700	(1,353,365)	5,179,622	95,761	36,563,311	4.43
Great-West Invesco Small Cap Value Fund Institutional Class	953,163	6,611,578	2,175,522	1,538,150	(176,559)	738,554	66,687	7,987,504	0.97
Great-West Large Cap Growth Fund Institutional Class	2,100,734	22,149,622	3,138,855	6,880,899	467,100	3,986,242	370,267	22,393,820	2.72
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,058,814	6,610,031	1,770,440	1,981,941	(397,016)	1,606,106	27,016	8,004,636	0.97
Great-West Mid Cap Value Fund Institutional Class	3,376,241	25,864,901	5,378,377	4,889,608	80,773	3,559,826	184,699	29,913,496	3.63
Great-West Putnam Equity Income Fund Institutional Class	2,937,906	25,481,784	3,636,453	5,469,349	238,692	4,261,216	224,306	27,910,104	3.38
Great-West Real Estate Index Fund Institutional Class	4,194,426	35,790,140	6,512,965	9,685,691	(820,102)	8,739,629	578,231	41,357,043	5.01
Great-West Small Cap Growth Fund Institutional Class	622,155	5,361,117	1,624,378	1,348,128	21,575	702,396	6	6,339,763	0.77
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,570,948	25,431,079	4,207,622	6,100,768	(565,345)	4,386,884	714,457	27,924,817	3.39
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,428,408	10,547,091	1,639,289	2,591,152	(135,146)	2,374,832	119,449	11,970,060	1.45
					(3,269,299)	39,764,873	2,398,911	247,827,987	30.05

September 30, 2019

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	185,705,607	$161,504,618	$33,167,601	$10,922,605	$-	$-	$1,955,993	$185,705,607	22.51%
					0	0	1,955,993	185,705,607	22.51
				Total	$(4,669,053)	$58,212,539	$12,892,959	$825,109,248	100.04%
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,552,253	$20,323,479	$5,960,981	$2,014,980	$44,684	$1,329,615	$640,583	$25,599,095	5.38%
Great-West Global Bond Fund Institutional Class	3,748,436	27,753,122	7,474,790	1,604,414	79,512	262,367	734,533	33,885,865	7.12
Great-West High Yield Bond Fund Institutional Class	1,754,844	15,210,161	2,832,884	2,583,314	46,290	1,141,095	428,422	16,600,826	3.49
Great-West Inflation-Protected Securities Fund Institutional Class	1,728,696	13,840,004	3,788,049	1,261,200	(28,601)	747,236	171,601	17,114,089	3.60
Great-West Multi-Sector Bond Fund Institutional Class	3,543,186	27,863,986	6,375,356	2,408,353	49,069	2,077,302	850,730	33,908,291	7.13
Great-West Short Duration Bond Fund Institutional Class	450,485	1,487,010	3,162,359	260,808	530	89,255	93,159	4,477,816	0.94
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,625,988	20,333,912	6,261,103	2,102,646	(64,563)	1,111,018	512,456	25,603,387	5.38
					126,921	6,757,888	3,431,484	157,189,369	33.04
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,410,751	10,770,478	3,149,411	3,461,266	(523,483)	1,462,226	73	11,920,849	2.51
Great-West International Growth Fund Institutional Class	1,609,597	10,743,605	2,251,049	1,589,942	10,752	2,228,573	16,695	13,633,285	2.87
Great-West International Value Fund Institutional Class	4,312,712	24,799,329	9,006,271	3,956,125	(882,047)	4,264,080	88,921	34,113,555	7.17
Great-West Invesco Small Cap Value Fund Institutional Class	881,888	5,736,299	1,977,271	859,764	(65,784)	536,413	62,076	7,390,219	1.55
Great-West Large Cap Growth Fund Institutional Class	1,953,065	19,283,138	3,006,068	5,157,816	257,261	3,688,279	343,786	20,819,669	4.38
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	979,875	5,733,175	1,550,642	1,145,795	(215,109)	1,269,831	25,077	7,407,853	1.56
Great-West Mid Cap Value Fund Institutional Class	3,148,702	22,411,171	5,399,215	3,095,909	(9,139)	3,183,024	172,018	27,897,501	5.86
Great-West Putnam Equity Income Fund Institutional Class	2,744,786	22,105,266	3,684,852	3,507,990	214,464	3,793,339	209,207	26,075,467	5.48
Great-West Real Estate Index Fund Institutional Class	2,186,207	17,255,815	3,804,014	3,556,338	(148,576)	4,052,507	301,247	21,555,998	4.53
Great-West Small Cap Growth Fund Institutional Class	579,338	4,683,557	1,387,253	739,441	42,912	572,090	6	5,903,459	1.24

September 30, 2019

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,341,105	$22,064,341	$4,164,575	$3,863,143	$(377,435)	$3,761,672	$665,014	$26,127,444	5.49%
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,325,920	9,185,106	1,534,730	1,702,156	(112,359)	2,093,527	110,649	11,111,207	2.34
					(1,808,543)	30,905,561	1,994,769	213,956,506	44.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	104,753,132	84,315,077	24,593,725	5,233,701	-	-	1,078,031	104,753,132	22.02
					0	0	1,078,031	104,753,132	22.02
				Total	$(1,681,622)	$37,663,449	$6,504,284	$475,899,007	100.04%
Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,290,945	$55,854,011	$10,614,802	$6,977,202	$50,010	$3,606,571	$1,637,858	$63,098,182	3.91%
Great-West Global Bond Fund Institutional Class	9,238,456	76,314,543	11,743,994	6,304,465	(688,628)	1,761,567	1,875,180	83,515,639	5.18
Great-West High Yield Bond Fund Institutional Class	4,332,687	41,599,404	4,261,846	8,644,199	(542,508)	3,770,170	1,110,098	40,987,221	2.54
Great-West Inflation-Protected Securities Fund Institutional Class	4,270,088	38,030,528	6,418,309	4,180,189	(86,302)	2,005,229	445,098	42,273,877	2.62
Great-West Multi-Sector Bond Fund Institutional Class	8,726,382	76,338,060	9,583,191	8,606,587	(492,401)	6,196,812	2,202,815	83,511,476	5.18
Great-West Short Duration Bond Fund Institutional Class	1,090,201	3,963,304	7,519,693	882,436	117	236,037	235,195	10,836,598	0.67
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,473,721	55,943,873	11,425,667	7,184,008	(177,301)	2,933,245	1,321,024	63,118,777	3.91
					(1,937,013)	20,509,631	8,827,268	387,341,770	24.01
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,645,803	56,476,769	7,602,320	15,152,487	(2,349,503)	7,230,437	340	56,157,039	3.48
Great-West International Growth Fund Institutional Class	7,563,582	56,212,444	5,233,481	10,663,235	(1,802,422)	13,280,851	78,924	64,063,541	3.97
Great-West International Value Fund Institutional Class	20,280,845	129,874,780	28,564,994	18,847,732	(3,560,213)	20,829,441	419,486	160,421,483	9.94
Great-West Invesco Small Cap Value Fund Institutional Class	4,137,288	29,938,007	6,146,382	3,997,853	(117,246)	2,583,941	304,840	34,670,477	2.15
Great-West Large Cap Growth Fund Institutional Class	9,180,911	100,339,975	7,466,157	31,515,989	(1,113,447)	21,578,366	1,634,611	97,868,509	6.06
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,600,041	29,934,601	4,173,942	5,331,417	(579,229)	5,999,180	123,352	34,776,306	2.16

September 30, 2019

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	14,789,922	$117,198,566	$13,212,493	$17,345,385	$(1,741,666)	$17,973,033	$847,670	$131,038,707	8.12%
Great-West Putnam Equity Income Fund Institutional Class	12,874,654	115,467,023	7,576,675	23,019,210	(1,942,690)	22,284,728	1,032,492	122,309,216	7.58
Great-West Real Estate Index Fund Institutional Class	6,582,940	57,542,079	6,068,580	11,975,927	(588,603)	13,273,056	949,507	64,907,788	4.02
Great-West Small Cap Growth Fund Institutional Class	2,701,346	24,307,438	3,818,065	3,111,909	768,132	2,513,117	27	27,526,711	1.71
Great-West T. Rowe Price Equity Income Fund Institutional Class	15,668,221	115,188,942	9,790,576	24,455,215	(4,743,428)	22,001,187	3,220,127	122,525,490	7.59
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,220,641	47,853,930	3,144,361	10,305,986	(1,203,639)	11,436,663	526,294	52,128,968	3.23
					(18,973,954)	160,984,000	9,137,670	968,394,235	60.01
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	258,542,723	231,894,881	41,579,507	17,752,693	-	-	2,821,028	258,542,723	16.02
					0	0	2,821,028	258,542,723	16.02
				Total	$(20,910,967)	$181,493,631	$20,785,966	$1,614,278,728	100.04%
Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,789,147	$15,561,637	$4,063,598	$2,627,503	$87,378	$947,416	$463,722	$17,945,148	2.65%
Great-West Global Bond Fund Institutional Class	2,620,931	21,269,771	4,686,893	2,491,018	68,668	227,568	530,033	23,693,214	3.49
Great-West High Yield Bond Fund Institutional Class	1,225,283	11,608,370	1,789,911	2,665,845	47,115	858,737	311,435	11,591,173	1.71
Great-West Inflation-Protected Securities Fund Institutional Class	1,211,879	10,595,977	2,498,109	1,667,597	(29,954)	571,118	125,334	11,997,607	1.77
Great-West Multi-Sector Bond Fund Institutional Class	2,482,928	21,290,753	4,125,898	3,249,350	16,657	1,594,316	621,346	23,761,617	3.50
Great-West Short Duration Bond Fund Institutional Class	1,552,810	11,965,025	4,977,517	1,894,989	1,241	387,381	333,030	15,434,934	2.28
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,841,577	15,580,862	4,273,752	2,751,728	(72,046)	852,487	373,697	17,955,373	2.65
					119,059	5,439,023	2,758,597	122,379,066	18.05
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,460,143	28,821,574	4,831,902	8,136,217	(1,241,346)	3,720,945	177	29,238,204	4.31
Great-West International Growth Fund Institutional Class	3,939,921	28,727,545	4,025,250	5,502,377	(217,301)	6,120,716	41,028	33,371,134	4.92

September 30, 2019

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	10,581,460	$66,648,707	$17,309,947	$11,297,601	$(2,175,890)	$11,038,297	$218,380	$83,699,350	12.35%
Great-West Invesco Small Cap Value Fund Institutional Class	2,155,216	15,260,075	4,078,240	2,460,255	74,541	1,182,650	157,837	18,060,710	2.66
Great-West Large Cap Growth Fund Institutional Class	4,783,687	51,173,247	5,358,596	15,360,744	672,819	9,823,009	850,679	50,994,108	7.52
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,395,096	15,261,393	2,953,408	3,337,641	(449,314)	3,229,765	63,807	18,106,925	2.67
Great-West Mid Cap Value Fund Institutional Class	7,702,736	59,765,165	8,654,547	8,758,136	(279,923)	8,584,663	438,306	68,246,239	10.07
Great-West Putnam Equity Income Fund Institutional Class	6,706,735	58,857,254	5,247,107	11,556,280	(693,503)	11,165,906	533,404	63,713,987	9.40
Great-West Real Estate Index Fund Institutional Class	2,420,183	20,786,093	3,531,991	5,534,308	(454,879)	5,079,229	346,368	23,863,005	3.52
Great-West Small Cap Growth Fund Institutional Class	1,415,084	12,394,493	2,714,689	2,033,756	318,655	1,344,280	14	14,419,706	2.13
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,164,990	58,794,581	6,921,022	11,979,393	(1,221,636)	10,114,010	1,666,663	63,850,220	9.42
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,245,307	24,402,641	2,380,300	5,027,883	(185,290)	5,440,611	273,357	27,195,669	4.01
					(5,853,067)	76,844,081	4,590,020	494,759,257	72.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	61,039,625	53,801,712	13,251,629	6,677,338	-	-	663,622	61,039,625	9.01
					0	0	663,622	61,039,625	9.01
				Total	$(5,734,008)	$82,283,104	$8,012,239	$678,177,948	100.04%
Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,793,883	$41,550,833	$5,198,512	$11,639,084	$(1,788,118)	$5,398,052	$248	$40,508,313	6.02%
Great-West International Growth Fund Institutional Class	5,468,104	41,333,475	5,154,671	9,976,899	(1,255,936)	9,803,592	56,833	46,314,839	6.89
Great-West International Value Fund Institutional Class	14,654,869	95,538,525	21,865,806	17,544,188	(3,335,381)	16,059,871	302,390	115,920,014	17.24
Great-West Invesco Small Cap Value Fund Institutional Class	2,993,269	22,035,004	4,940,026	3,761,698	(55,591)	1,870,265	228,231	25,083,597	3.73
Great-West Large Cap Growth Fund Institutional Class	6,626,566	73,942,805	5,924,696	24,173,145	341,119	14,944,841	1,185,217	70,639,197	10.50
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,327,532	22,043,064	3,500,853	5,042,277	(636,051)	4,654,498	92,320	25,156,138	3.74
Great-West Mid Cap Value Fund Institutional Class	10,676,623	86,178,962	8,224,823	13,362,004	(1,640,639)	13,553,100	633,299	94,594,881	14.06

September 30, 2019

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	9,294,787	$84,944,307	$4,965,635	$17,713,499	$(1,077,289)	$16,104,032	$771,533	$88,300,475	13.13%
Great-West Real Estate Index Fund Institutional Class	2,062,217	18,285,004	2,870,671	5,048,835	(170,442)	4,226,618	306,845	20,333,458	3.02
Great-West Small Cap Growth Fund Institutional Class	1,945,946	17,923,240	3,112,296	2,960,135	680,590	1,753,789	20	19,829,190	2.95
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,319,523	84,622,258	7,279,766	20,001,203	(3,821,203)	16,617,852	2,373,932	88,518,673	13.16
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,496,524	35,211,446	2,050,442	7,647,767	(441,106)	8,066,751	382,900	37,680,872	5.60
					(13,200,047)	113,053,261	6,333,768	672,879,647	100.04
				Total	$(13,200,047)	$113,053,261	$6,333,768	$672,879,647	100.04%

September 30, 2019